Accruals and Other Payables (Tables)	12 Months Ended
Mar. 31, 2025
Accruals and Other Payables [Abstract]
Schedule of Accruals and Other Payables	Components of accruals and other payables are as follows as of March 31:
	2024	2025	2025
	HK$	HK$	US$
Accruals	311,396	877,685	112,814
Other payables	2,817	—	—
	314,213	877,685	112,814